UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2009



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA CAPITAL GROWTH FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2009

[LOGO OF USAA]
   USAA(R)

                                           [GRAPHIC OF USAA CAPITAL GROWTH FUND]

  =========================================

     SEMIANNUAL REPORT
     USAA CAPITAL GROWTH FUND
     JANUARY 31, 2009

  =========================================

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FUND OBJECTIVE

CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

Invests primarily in equity securities. The Fund may invest up to 100% of its assets in foreign securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

    Portfolio of Investments                                                 13

    Notes to Portfolio of Investments                                        22

    Financial Statements                                                     23

    Notes to Financial Statements                                            26

EXPENSE EXAMPLE                                                              39

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"REMEMBER, WHEN THE MARKETS REBOUND,
THOSE WHO ARE INVESTED TEND TO REAP THE          [PHOTO OF CHRISTOPHER W. CLAUS]
GREATEST REWARDS."

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FEBRUARY 2009

"When will the investment markets and the economy start to improve?" This is the question I am asked the most. Although I don't have the answer (no one does), I do have a few observations.

In 2008, the corporate and municipal bond markets suffered one of the worst sell-offs in history. "Credit spreads" widened dramatically in response to poor liquidity conditions, institutional investors' forced selling, major investment firms' bankruptcies, and dealers' unwillingness to add bonds to their inventory. (Credit spread is the difference between the yield of a fixed-income security and a comparable U.S. Treasury. When spreads widen, bond prices fall.) In my opinion, the widest credit spreads are behind us, and while the road ahead will be bumpy, as of the writing of this commentary, I expect gradual narrowing. Under the circumstances, investors with time horizons of three to five years may find some attractive opportunities in municipal and high-quality corporate bonds because of their potential for income generation and price improvement.

Money market yields declined during the period as the Federal Reserve (the Fed) cut short-term interest rates nearly to zero. The Fed is expected to keep rates artificially low throughout 2009 as a catalyst for economic recovery, so money market yields are likely to remain low. Yields should begin improving once the Fed starts increasing short-term rates. A change in monetary policy also may be a sign that Fed governors believe the financial crisis is waning.

The outlook for equities is harder to gauge. I expect 2009 to be challenging as the economy continues to contract and unemployment rises to perhaps 9% or higher. Consumer confidence already has reached record lows, and

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2  | USAA CAPITAL GROWTH FUND
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corporate earnings have been weak. The stock market -- like the economy -- is unlikely to make a lasting recovery until housing prices bottom, retail sales improve, and the toxic assets are flushed through the financial system. But in this period of fear with the indiscriminate selling of securities, many of our investment managers are seeing the best buying opportunities they've seen in decades in some of the largest, most durable franchises in the S&P 500 Index. No one knows when this value will be unlocked, but, as of the writing of this commentary, long-term investors have a range of interesting opportunities to consider.

In today's investment climate, patience -- and an investment plan that suits your goals, risk tolerance, and time horizon -- is essential. It will take time to unravel the excesses of recent years, but the economy and the investment markets eventually will recover. A prudent way to manage the situation is by paying down debt (a dollar saved in interest is as valuable as a dollar earned on an investment), living within your means, protecting your credit score, refinancing your mortgage if it makes sense, and building investment positions when securities are at historically low prices.

Rest assured that whatever happens, USAA will continue delivering guidance, world-class service, and a range of no-load mutual funds. If you want to review your investment strategy, our experienced investment professionals are happy to assist -- at no charge to you. They can help you set up a schedule to invest fixed amounts at regular intervals. Remember, when the markets rebound, those who are invested tend to reap the greatest rewards.

From all of us at USAA, thank you for your business and the opportunity to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. o Mutual fund operating expenses apply and continue throughout the life of the fund. o Systematic investment plans do not assure a profit or protect against loss in declining markets.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY ON THE FUND

[PHOTO OF MICHAEL P. McELROY]                   [PHOTO OF ADAM J. PETRYK]

     MICHAEL P. MCELROY, CFA                         ADAM J. PETRYK, CFA
     Batterymarch Financial                          Batterymarch Financial
     Management, Inc.                                Management, Inc.

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o   HOW DID THE FUND PERFORM?

    For the six-month period ended January 31, 2009, the USAA Capital Growth Fund had a total return of -41.25%. This compares to returns of -38.25% for the Lipper Small-Cap Growth Funds Index, -38.00% for the Morgan Stanley Capital International (MSCI) World Index, and -34.74% for the Lipper Global Funds Index.*

o   PLEASE CHARACTERIZE THE FUND'S PERFORMANCE IN THE TURBULENT MARKET
    ENVIRONMENT.

    We use a disciplined framework to compare global stocks across multiple perspectives. This framework, based on fundamental principles, uses quantitative techniques to allow for frequent, broad comparison of stock attractiveness. The Fund's investment process, which has proven quite successful for shareholders over time, suffered in a market where performance detached from fundamentals. This happened everywhere in the world.

    *Effective December 1, 2008, the Russell 2000(R) Growth Index is no longer a benchmark for the Fund.

    Refer to page 10 for benchmark definitions.

    Past performance is no guarantee of future results.

    Foreign investing is subject to additional risk, such as currency fluctuations, market illiquidity, and political instability.

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4  | USAA CAPITAL GROWTH FUND
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o   WHICH AREAS DETRACTED MOST FROM PERFORMANCE?

    The Fund may invest in any stock market, but maintains broad industry-sector neutrality as a risk-management measure. Nonetheless, the Fund is slightly overweight or underweight in certain sectors at times. During the six-month reporting period, a slight overweight in banks, specifically BNP Paribas, Standard Chartered plc, and Banco Santander S.A., hurt performance relative to the MSCI World Index. Additionally, the Fund didn't hold some of the biggest consumer staples names that held up better given their defensive nature.

    Individual stock selection typically is the most important driver of performance for the Fund, and during the period our selection in industrials, materials, and health care detracted from relative returns. In health care, CIGNA Corp. suffered from worries about health-care pricing. In materials, detractors included ArcelorMittal ADR, AK Steel Holding Corp., and BHP Billiton plc as it backed away from its takeover offer for Rio Tinto plc.

    Finally, the MSCI World Index has virtually no emerging markets exposure. The Fund's average weight of about 5% in emerging markets represented an overweight position that hurt relative performance, because emerging markets underperformed developed markets. However, our proven ability to pick stocks in emerging markets traditionally has been a key element of the Fund's overall strategy. As of the writing of this commentary, our process has begun to identify select stocks in China, South Korea, Singapore, and Hong Kong as ripe for investment.

o   WHAT WERE THE FUND'S STRONGEST AREAS DURING THE PERIOD?

    We had good stock selection among insurance companies (Chubb Corp., Travelers Companies, Inc.) and also did well in the consumer

    BNP Paribas, Standard Chartered plc, Banco Santander S.A., CIGNA Corp., ArcelorMittal ADR, and AK Steel Holding Corp. were sold out of the Fund prior to January 31, 2009.

    You will find a complete list of securities that the Fund owns on pages
    13-21.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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    discretionary sector, where we avoided the auto companies and certain other stocks hurt in the economic downturn. We also owned lower-price-point retailers such as Family Dollar Stores, Inc. that tend to hold up better in recessions.

o   HOW WAS THE FUND POSITIONED AT THE END OF THE PERIOD, BY REGION?

    Compared to the MSCI World Index, we were overweight in the United Kingdom, Europe, and emerging markets and had further reduced our already-underweight position in Japan. We remained underweight in the United States, but have been adding selectively in both the United States and the United Kingdom.

    Recently we've added to less economically sensitive stocks such as Wal-Mart Stores Inc., International Business Machines Corp. (which gets much of its revenue from ongoing IT services), Royal Dutch Shell plc "A," AstraZeneca plc, and McDonald's Corp.

O   WHAT'S YOUR OUTLOOK?

    It's highly uncertain in terms of the economy over the short-term. We have a very strong investment discipline with risk controls and a focus on individual company fundamentals. We keep refreshing the Fund with new ideas and fully expect that shareholders have the potential to be rewarded as the markets return to a more normal state in which fundamentals count. We appreciate shareholders' patience and perseverance through these highly unusual times.

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6  | USAA CAPITAL GROWTH FUND

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FUND RECOGNITION

USAA CAPITAL GROWTH FUND

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                             LIPPER LEADER (OVERALL)

                                       [5]

                                       TAX
                                   EFFICIENCY

The Fund is listed as a Lipper Leader for Tax Efficiency among 40 funds within the Lipper Global Multi-Cap Value Funds category for the overall period ended January 31, 2009. The Fund received a Lipper Leader rating for Tax Efficiency among 40 and 39 funds for the three- and five-year periods, respectively. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of January 31, 2009. Tax efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Tax Efficiency metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2009, Reuters, All Rights Reserved.

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                                                           FUND RECOGNITION |  7

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INVESTMENT OVERVIEW

USAA CAPITAL GROWTH FUND (Symbol: USCGX)

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                                        1/31/09                    7/31/08
--------------------------------------------------------------------------------
Net Assets                           $492.7 Million              $817.2 Million
Net Asset Value Per Share               $4.54                        $7.90

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/09
--------------------------------------------------------------------------------
7/31/08 to 1/31/09*        1 Year         5 Years       Since Inception 10/27/00
      -41.25%              -43.47%         -2.78%                -6.34%

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                                 EXPENSE RATIO*
--------------------------------------------------------------------------------
Before Reimbursement         1.42%          After Reimbursement            1.30%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

**THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND BROKERAGE COMMISSIONS, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2008. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.30%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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8  | USAA CAPITAL GROWTH FUND

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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  LIPPER GLOBAL         MSCI WORLD          LIPPER SMALL-CAP        USAA CAPITAL
                   FUNDS INDEX            INDEX            GROWTH FUNDS INDEX       GROWTH FUND
                  -------------         ----------         ------------------       ------------
10/31/2000         $10,000.00          $10,000.00            $10,000.00             $10,000.00
11/30/2000           9,417.18            9,391.60              8,297.02               7,850.00
12/31/2000           9,693.42            9,542.29              9,030.89               8,360.00
 1/31/2001           9,853.94            9,726.04              9,306.06               8,470.00
 2/28/2001           9,131.87            8,903.00              8,114.67               6,710.00
 3/31/2001           8,497.56            8,316.72              7,326.55               5,860.00
 4/30/2001           9,079.95            8,929.79              8,117.54               6,600.00
 5/31/2001           9,024.63            8,813.42              8,337.49               6,680.00
 6/30/2001           8,770.96            8,536.05              8,547.72               6,740.00
 7/31/2001           8,553.50            8,421.95              8,071.24               6,300.00
 8/31/2001           8,213.79            8,016.46              7,593.41               5,860.00
 9/30/2001           7,446.48            7,309.02              6,408.30               4,860.00
10/31/2001           7,631.93            7,448.58              6,877.89               5,120.00
11/30/2001           8,048.17            7,888.11              7,410.86               5,570.00
12/31/2001           8,165.26            7,936.90              7,859.79               5,750.00
 1/31/2002           7,917.84            7,695.64              7,622.13               5,480.00
 2/28/2002           7,871.08            7,627.95              7,160.87               5,210.00
 3/31/2002           8,243.96            7,979.24              7,746.32               5,480.00
 4/30/2002           8,044.01            7,693.27              7,541.94               5,400.00
 5/31/2002           8,062.23            7,706.10              7,239.39               5,140.00
 6/30/2002           7,594.02            7,237.21              6,701.46               4,740.00
 7/31/2002           6,922.45            6,626.55              5,751.05               4,260.00
 8/31/2002           6,954.30            6,637.86              5,742.70               4,350.00
 9/30/2002           6,263.04            5,907.03              5,394.42               4,090.00
10/31/2002           6,620.84            6,342.29              5,624.60               4,250.00
11/30/2002           6,944.92            6,683.27              6,095.71               4,420.00
12/31/2002           6,642.22            6,358.56              5,688.47               4,160.00
 1/31/2003           6,429.28            6,164.79              5,538.25               4,100.00
 2/28/2003           6,271.07            6,056.90              5,365.67               4,050.00
 3/31/2003           6,201.77            6,036.90              5,476.32               4,180.00
 4/30/2003           6,734.18            6,571.88              5,928.93               4,530.00
 5/31/2003           7,148.92            6,946.05              6,533.51               4,970.00
 6/30/2003           7,286.19            7,065.39              6,754.92               5,050.00
 7/31/2003           7,440.20            7,208.04              7,149.91               5,420.00
 8/31/2003           7,637.16            7,362.88              7,529.05               5,730.00
 9/30/2003           7,678.90            7,407.19              7,344.13               5,660.00
10/31/2003           8,115.64            7,846.01              8,010.43               6,230.00
11/30/2003           8,266.29            7,964.60              8,223.73               6,500.00
12/31/2003           8,764.96            8,463.66              8,235.44               6,460.00
 1/31/2004           8,948.86            8,599.47              8,620.75               6,700.00
 2/29/2004           9,139.95            8,743.47              8,588.35               6,700.00
 3/31/2004           9,100.90            8,685.45              8,528.99               6,710.00
 4/30/2004           8,865.63            8,507.56              8,112.22               6,460.00
 5/31/2004           8,895.64            8,578.55              8,281.43               6,540.00
 6/30/2004           9,045.34            8,761.32              8,517.53               6,770.00
 7/31/2004           8,707.33            8,475.26              7,766.10               6,270.00
 8/31/2004           8,712.34            8,512.51              7,514.51               6,120.00
 9/30/2004           8,945.22            8,673.55              7,943.80               6,550.00
10/31/2004           9,158.99            8,885.79              8,166.53               6,640.00
11/30/2004           9,669.76            9,352.57              8,738.38               7,230.00
12/31/2004          10,024.92            9,709.59              9,124.08               7,510.00
 1/31/2005           9,834.34            9,490.98              8,778.75               7,310.00
 2/28/2005          10,148.12            9,791.64              8,952.18               7,550.00
 3/31/2005           9,936.88            9,602.39              8,651.37               7,230.00
 4/30/2005           9,714.30            9,392.36              8,168.04               6,780.00
 5/31/2005           9,879.30            9,559.24              8,709.38               7,190.00
 6/30/2005           9,984.89            9,641.95              9,013.73               7,490.00
 7/31/2005          10,379.47            9,978.76              9,563.75               7,810.00
 8/31/2005          10,507.50           10,053.95              9,398.57               7,660.00
 9/30/2005          10,787.58           10,315.09              9,449.65               7,780.00
10/31/2005          10,543.95           10,064.83              9,129.59               7,490.00
11/30/2005          10,878.56           10,400.19              9,619.04               7,790.00
12/31/2005          11,216.84           10,630.60              9,610.94               8,148.56
 1/31/2006          11,793.32           11,105.29             10,394.27               8,618.28
 2/28/2006          11,710.84           11,088.76             10,353.63               8,608.07
 3/31/2006          12,010.57           11,332.59             10,785.12               8,853.14
 4/30/2006          12,338.99           11,676.66             10,821.41               9,179.90
 5/31/2006          11,882.45           11,277.79             10,148.05               8,659.13
 6/30/2006          11,856.54           11,274.49             10,063.57               8,679.55
 7/31/2006          11,858.49           11,344.85              9,514.77               8,740.82
 8/31/2006          12,170.15           11,639.33              9,706.39               8,985.89
 9/30/2006          12,336.80           11,778.11              9,833.21               9,016.52
10/31/2006          12,731.38           12,210.40             10,277.38               9,373.91
11/30/2006          13,095.44           12,509.41             10,623.96               9,690.46
12/31/2006          13,381.29           12,763.74             10,634.91               9,975.92
 1/31/2007          13,587.60           12,914.42             10,902.96              10,127.07
 2/28/2007          13,450.59           12,847.22             10,882.21              10,068.94
 3/31/2007          13,721.22           13,082.39             10,996.34              10,347.99
 4/30/2007          14,245.93           13,659.35             11,313.64              10,673.54
 5/31/2007          14,685.90           14,042.08             11,832.82              11,092.11
 6/30/2007          14,664.54           13,933.76             11,802.16              10,999.09
 7/31/2007          14,367.87           13,625.18             11,371.52              10,859.57
 8/31/2007          14,343.69           13,614.85             11,523.10              10,836.32
 9/30/2007          14,928.50           14,262.30             11,971.92              11,603.70
10/31/2007          15,437.32           14,699.75             12,491.03              12,150.16
11/30/2007          14,757.91           14,098.89             11,668.30              11,394.41
12/31/2007          14,622.47           13,916.99             11,663.94              11,245.05
 1/31/2008          13,591.22           12,853.47             10,510.81              10,292.30
 2/29/2008          13,469.94           12,779.07             10,088.93              10,304.83
 3/31/2008          13,385.75           12,656.58              9,948.57              10,104.25
 4/30/2008          13,971.78           13,321.79             10,518.00              10,655.85
 5/31/2008          14,164.96           13,524.92             10,952.93              10,956.72
 6/30/2008          12,993.54           12,446.21             10,196.88              10,217.08
 7/31/2008          12,690.66           12,142.10             10,098.29               9,903.67
 8/31/2008          12,551.13           11,971.54             10,290.34               9,515.05
 9/30/2008          11,224.17           10,547.67              9,117.09               8,424.39
10/31/2008           9,207.32            8,547.82              7,177.25               6,769.60
11/30/2008           8,590.18            7,994.53              6,379.58               6,218.00
12/31/2008           8,952.57            8,251.03              6,693.22               6,355.48
 1/31/2009           8,282.04            7,528.19              6,235.89               5,818.40

                                   [END CHART]

    *Data from 10/31/00 to 1/31/09.

    See next page for benchmark definitions.

*The performance of the Lipper Global Funds Index, the MSCI World Index, and the Lipper Small-Cap Growth Funds Index is calculated from the end of the month, October 31, 2000, while the Fund's inception date is October 27, 2000. There may be a slight variation of the performance numbers because of this difference. Effective December 1, 2008, the Russell 2000 Growth Index no longer is a benchmark for the Fund.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

The graph on page 9 illustrates the comparison of a $10,000 hypothetical investment in the USAA Capital Growth Fund to the following benchmarks:

o The unmanaged Lipper Global Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

o The unmanaged Morgan Stanley Capital International (MSCI) World Index reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

o The unmanaged Lipper Small-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Growth Funds category.

================================================================================

10  | USAA CAPITAL GROWTH FUND

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                  AS OF 1/31/09
                                (% of Net Assets)

Exxon Mobil Corp. .......................................................   2.5%
International Business Machines Corp. ...................................   2.5%
GlaxoSmithKline plc .....................................................   2.0%
Wal-Mart Stores, Inc. ...................................................   1.9%
Hewlett-Packard Co. .....................................................   1.9%
AstraZeneca plc. ........................................................   1.7%
McDonald's Corp. ........................................................   1.7%
Microsoft Corp. .........................................................   1.6%
Telefonica S.A. .........................................................   1.6%
Altria Group, Inc. ......................................................   1.6%

                       o  ASSET ALLOCATION -- 1/31/2009  o

                         [PIE CHART OF ASSET ALLOCATION]

United States                                                              46.4%
United Kingdom                                                             13.9%
Japan                                                                       5.3%
France                                                                      4.3%
Spain                                                                       3.6%
Other*                                                                     24.9%

                                   [END CHART]

* Includes countries with less than 3% of portfolio and money market instruments (4.7%).

  Percentages are of the net assets of the Fund and may not equal 100%.

  Foreign investing is subject to additional risk, such as currency fluctuations, market illiquidity, and political instability.

  You will find a complete list of securities that the Fund owns on pages 13-21.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                   o  SECTOR ASSET ALLOCATION -- 1/31/2009  o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                                                     18.6%
Energy                                                         11.7%
Health Care                                                    11.2%
Information Technology                                         10.8%
Consumer Staples                                               10.1%
Industrials                                                    10.0%
Consumer Discretionary                                          9.5%
Materials                                                       5.8%
Telecommunication Services                                      5.8%
Utilities                                                       4.9%
Money Market Instruments                                        4.7%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

12  | USAA CAPITAL GROWTH FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (98.4%)

             COMMON STOCKS (97.3%)

             CONSUMER DISCRETIONARY (9.5%)
             -----------------------------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
    37,164   Polo Ralph Lauren Corp.                                                       $  1,525
                                                                                           --------
             APPAREL RETAIL (0.8%)
   145,800   Gap, Inc.                                                                        1,644
    85,100   Ross Stores, Inc.                                                                2,504
                                                                                           --------
                                                                                              4,148
                                                                                           --------
             AUTO PARTS & EQUIPMENT (0.2%)
    21,690   Hyundai Mobis(a)                                                                 1,007
                                                                                           --------
             AUTOMOTIVE RETAIL (0.8%)
    57,200   Advance Auto Parts, Inc.                                                         1,872
    14,500   AutoZone, Inc.*                                                                  1,927
                                                                                           --------
                                                                                              3,799
                                                                                           --------
             BROADCASTING (0.3%)
    96,600   Grupo Televisa S.A. de C.V. ADR                                                  1,351
                                                                                           --------
             CABLE & SATELLITE (1.6%)
   188,100   DIRECTV Group, Inc.*                                                             4,120
   205,657   SES(a)                                                                           3,778
                                                                                           --------
                                                                                              7,898
                                                                                           --------
             CASINOS & GAMING (0.5%)
    80,590   OPAP S.A.(a)                                                                     2,340
                                                                                           --------
             COMPUTER & ELECTRONICS RETAIL (0.3%)
   131,200   RadioShack Corp.                                                                 1,504
                                                                                           --------
             EDUCATION SERVICES (0.8%)
    46,400   Apollo Group, Inc. "A"*                                                          3,780
                                                                                           --------
             GENERAL MERCHANDISE STORES (1.0%)
    46,300   Dollar Tree, Inc.*                                                               1,977
   109,100   Family Dollar Stores, Inc.                                                       3,030
                                                                                           --------
                                                                                              5,007
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             HOMEBUILDING (0.3%)
    28,700   DAITO Trust Construction Co. Ltd.(a)                                          $  1,232
                                                                                           --------
             PUBLISHING (0.3%)
    84,200   Wolters Kluwer N.V.(a)                                                           1,516
                                                                                           --------
             RESTAURANTS (2.2%)
   473,600   Compass Group plc(a)                                                             2,343
   148,300   McDonald's Corp.                                                                 8,605
                                                                                           --------
                                                                                             10,948
                                                                                           --------
             SPECIALIZED CONSUMER SERVICES (0.1%)
    25,600   Brinks Home Security Holdings, Inc.*                                               585
                                                                                           --------
             Total Consumer Discretionary                                                    46,640
                                                                                           --------
             CONSUMER STAPLES (10.1%)
             ------------------------
             AGRICULTURAL PRODUCTS (0.6%)
   105,300   Archer-Daniels-Midland Co.                                                       2,883
                                                                                           --------
             FOOD RETAIL (2.3%)
   396,700   Koninklijke Ahold N.V.(a)                                                        4,771
   125,600   Kroger Co.                                                                       2,826
    33,200   Metro, Inc.                                                                      1,061
   133,500   Safeway, Inc.                                                                    2,861
                                                                                           --------
                                                                                             11,519
                                                                                           --------
             HYPERMARKETS & SUPER CENTERS (2.2%)
    45,600   BJ's Wholesale Club, Inc.*                                                       1,308
   201,176   Wal-Mart Stores, Inc.                                                            9,479
                                                                                           --------
                                                                                             10,787
                                                                                           --------
             PACKAGED FOODS & MEAT (1.8%)
    63,100   Kerry Group plc "A"(a)                                                           1,183
    89,700   Nestle S.A.(a)                                                                   3,101
   113,100   Sara Lee Corp.                                                                   1,134
   171,500   Unilever N.V.(a)                                                                 3,785
                                                                                           --------
                                                                                              9,203
                                                                                           --------
             SOFT DRINKS (0.2%)
    82,800   Coca-Cola Enterprises, Inc.                                                        930
                                                                                           --------
             TOBACCO (3.0%)
   472,230   Altria Group, Inc.                                                               7,811
    26,940   KT&G Corp.(a)                                                                    1,610
   142,700   Philip Morris International, Inc.                                                5,301
                                                                                           --------
                                                                                             14,722
                                                                                           --------
             Total Consumer Staples                                                          50,044
                                                                                           --------

================================================================================

14  | USAA CAPITAL GROWTH FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             ENERGY (11.7%)
             --------------
             INTEGRATED OIL & GAS (11.7%)
   310,100   BG Group plc(a)                                                               $  4,281
   965,200   BP plc(a)                                                                        6,861
    97,228   Chevron Corp.                                                                    6,856
   112,300   ConocoPhillips                                                                   5,338
   227,100   ENI S.p.A.(a)                                                                    4,818
   164,200   Exxon Mobil Corp.                                                               12,558
    97,400   Marathon Oil Corp.                                                               2,652
   113,500   Repsol YPF S.A.(a)                                                               2,036
   263,600   Royal Dutch Shell plc "A"                                                        6,546
   186,000   Statoil ASA(a)                                                                   3,208
    48,900   Total S.A.(a)                                                                    2,446
                                                                                           --------
             Total Energy                                                                    57,600
                                                                                           --------
             FINANCIALS (18.1%)
             ------------------
             DIVERSIFIED BANKS (6.5%)
   386,650   Australia and New Zealand Banking Group Ltd.(a)                                  3,207
   430,100   Banco Bilbao Vizcaya Argentaria S.A.(a)                                          4,026
 4,421,500   BOC Hong Kong Holdings Ltd.(a)                                                   4,516
 3,765,000   China CITIC Bank "H"(a)                                                          1,400
   179,900   Hang Seng Bank                                                                   2,199
   370,700   HSBC Holdings plc(a)                                                             2,893
    81,650   Royal Bank of Canada                                                             2,025
    80,700   Sumitomo Mitsui Financial Group, Inc.(a)                                         3,197
   171,000   United Overseas Bank Ltd.(a)                                                     1,324
   222,300   Wells Fargo & Co.                                                                4,201
   290,552   Westpac Banking Corp.(a)                                                         2,853
                                                                                           --------
                                                                                             31,841
                                                                                           --------
             INSURANCE BROKERS (0.7%)
    65,400   Aon Corp.                                                                        2,423
    43,900   Arthur J. Gallagher & Co.                                                        1,035
                                                                                           --------
                                                                                              3,458
                                                                                           --------
             LIFE & HEALTH INSURANCE (1.3%)
    50,900   AFLAC, Inc.                                                                      1,181
 1,495,625   Old Mutual plc                                                                   1,132
   473,000   Standard Life plc(a)                                                             1,502
    44,400   Torchmark Corp.                                                                  1,332
    96,620   Unum Group                                                                       1,368
                                                                                           --------
                                                                                              6,515
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             MULTI-LINE INSURANCE (2.1%)
    12,300   Fairfax Financial Holdings Ltd.                                               $  4,001
   663,900   Mapfre S.A.(a)                                                                   1,874
 1,113,200   Royal & Sun Alliance Insurance Group(a)                                          2,120
    13,750   Zurich Financial Services AG(a)                                                  2,483
                                                                                           --------
                                                                                             10,478
                                                                                           --------
             MULTI-SECTOR HOLDINGS (0.2%)
    15,100   Pargesa Holding S.A.(a)                                                            971
                                                                                           --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
   147,038   JPMorgan Chase & Co.                                                             3,751
    41,750   Toronto-Dominion Bank                                                            1,355
                                                                                           --------
                                                                                              5,106
                                                                                           --------
             PROPERTY & CASUALTY INSURANCE (2.6%)
    65,900   ACE Ltd.                                                                         2,877
    82,600   Admiral Group(a)                                                                 1,074
   233,900   Amlin plc(a)                                                                     1,299
    44,350   Chubb Corp.                                                                      1,889
    84,600   Progressive Corp.*                                                               1,028
    18,450   Samsung Fire & Marine Insurance Co. Ltd.(a)                                      2,183
    56,700   Travelers Companies, Inc.                                                        2,191
                                                                                           --------
                                                                                             12,541
                                                                                           --------
             REGIONAL BANKS (1.8%)
   766,000   Bank of Yokohama Ltd.(a)                                                         3,882
    32,100   Cullen/Frost Bankers, Inc.                                                       1,405
 1,136,000   Fukuoka Financial Group, Inc.(a)                                                 3,801
                                                                                           --------
                                                                                              9,088
                                                                                           --------
             REINSURANCE (0.2%)
    32,100   Reinsurance Group of America, Inc. "A"                                           1,144
                                                                                           --------
             REITs - MORTGAGE (0.6%)
   177,900   Annaly Capital Management, Inc.                                                  2,693
                                                                                           --------
             REITs - SPECIALIZED (0.4%)
    30,400   Public Storage                                                                   1,881
                                                                                           --------
             THRIFTS & MORTGAGE FINANCE (0.7%)
   290,500   Hudson City Bancorp, Inc.                                                        3,370
                                                                                           --------
             Total Financials                                                                89,086
                                                                                           --------

================================================================================

16  | USAA CAPITAL GROWTH FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             HEALTH CARE (11.2%)
             -------------------
             BIOTECHNOLOGY (1.4%)
   125,500   Amgen, Inc.*                                                                  $  6,884
                                                                                           --------
             HEALTH CARE SERVICES (0.6%)
    59,300   Express Scripts, Inc.*                                                           3,188
                                                                                           --------
             MANAGED HEALTH CARE (0.5%)
    64,500   WellPoint, Inc.*                                                                 2,673
                                                                                           --------
             PHARMACEUTICALS (8.7%)
   222,300   AstraZeneca plc(a)                                                               8,615
   181,000   Bristol-Myers Squibb Co.                                                         3,875
   108,000   Endo Pharmaceuticals Holdings, Inc.*                                             2,427
   109,800   Forest Laboratories, Inc.*                                                       2,749
   561,000   GlaxoSmithKline plc(a)                                                           9,925
   492,700   Pfizer, Inc.                                                                     7,184
    23,700   Roche Holdings AG(a)                                                             3,332
    54,900   Sanofi-Aventis S.A.(a)                                                           3,092
    53,100   Watson Pharmaceuticals, Inc.*                                                    1,449
                                                                                           --------
                                                                                             42,648
                                                                                           --------
             Total Health Care                                                               55,393
                                                                                           --------
             INDUSTRIALS (10.0%)
             -------------------
             AEROSPACE & DEFENSE (3.2%)
    17,100   Alliant Techsystems, Inc.*                                                       1,382
   716,700   BAE Systems plc(a)                                                               4,184
   856,000   Bombardier, Inc.                                                                 2,653
   697,800   Cobham plc(a)                                                                    2,166
   205,200   Finmeccanica S.p.A.(a)                                                           3,215
    42,900   Raytheon Co.                                                                     2,172
                                                                                           --------
                                                                                             15,772
                                                                                           --------
             BUILDING PRODUCTS (0.6%)
    86,600   Compagnie De Saint Gobain(a)                                                     2,937
                                                                                           --------
             CONSTRUCTION & ENGINEERING (1.5%)
    44,400   ACS Actividades de Construccion y Servicios S.A.(a)                              1,787
   296,700   Balfour Beatty plc(a)                                                            1,600
   359,000   Kajima Corp.(a)                                                                    946
    42,100   URS Corp.*                                                                       1,434
    47,500   Vinci S.A.(a)                                                                    1,627
                                                                                           --------
                                                                                              7,394
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             INDUSTRIAL CONGLOMERATES (0.4%)
    91,600   Jardine Matheson Holdings Ltd.(a)                                             $  1,805
                                                                                           --------
             RAILROADS (1.4%)
    96,400   Norfolk Southern Corp.                                                           3,698
    74,800   Union Pacific Corp.                                                              3,275
                                                                                           --------
                                                                                              6,973
                                                                                           --------
             RESEARCH & CONSULTING SERVICES (0.8%)
    18,100   Dun & Bradstreet Corp.                                                           1,376
   364,400   Experian plc(a)                                                                  2,286
                                                                                           --------
                                                                                              3,662
                                                                                           --------
             SECURITY & ALARM SERVICES (0.7%)
   865,200   G4S plc(a)                                                                       2,408
   155,800   Securitas AB "B"(a)                                                              1,254
                                                                                           --------
                                                                                              3,662
                                                                                           --------
             TRADING COMPANIES & DISTRIBUTORS (1.0%)
   350,500   Bunzl plc(a)                                                                     2,884
   249,500   Sumitomo Corp.(a)                                                                2,254
                                                                                           --------
                                                                                              5,138
                                                                                           --------
             TRUCKING (0.4%)
   500,000   Nippon Express Co.(a)                                                            1,787
                                                                                           --------
             Total Industrials                                                               49,130
                                                                                           --------
             INFORMATION TECHNOLOGY (10.8%)
             ------------------------------
             COMMUNICATIONS EQUIPMENT (1.0%)
   320,600   Cisco Systems, Inc.*                                                             4,799
                                                                                           --------
             COMPUTER HARDWARE (4.4%)
   270,000   Hewlett-Packard Co.                                                              9,382
   131,500   International Business Machines Corp.                                           12,052
                                                                                           --------
                                                                                             21,434
                                                                                           --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
    57,600   Computer Sciences Corp.*                                                         2,122
   281,757   Computershare Ltd.(a)                                                            1,280
    39,400   Hewitt Associates, Inc. "A"*                                                     1,118
                                                                                           --------
                                                                                              4,520
                                                                                           --------
             INTERNET SOFTWARE & SERVICES (0.4%)
   334,000   Tencent Holdings Ltd.(a)                                                         2,044
                                                                                           --------

================================================================================

18  | USAA CAPITAL GROWTH FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             IT CONSULTING & OTHER SERVICES (1.2%)
   149,600   Accenture Ltd. "A"                                                            $  4,722
       382   NTT Data Corp.(a)                                                                1,220
                                                                                           --------
                                                                                              5,942
                                                                                           --------
             OFFICE ELECTRONICS (0.3%)
    18,300   Neopost S.A.(a)                                                                  1,475
                                                                                           --------
             SEMICONDUCTORS (0.7%)
    70,900   Altera Corp.                                                                     1,091
    78,400   Broadcom Corp. "A"*                                                              1,243
   138,250   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                  1,042
                                                                                           --------
                                                                                              3,376
                                                                                           --------
             SYSTEMS SOFTWARE (1.9%)
   472,691   Microsoft Corp.                                                                  8,083
    49,500   Sybase, Inc.*                                                                    1,352
                                                                                           --------
                                                                                              9,435
                                                                                           --------
             Total Information Technology                                                    53,025
                                                                                           --------
             MATERIALS (5.2%)
             ----------------
             CONSTRUCTION MATERIALS (0.3%)
    73,700   CRH plc(a)                                                                       1,714
                                                                                           --------
             DIVERSIFIED CHEMICALS (1.1%)
    73,700   AkzoNobel N.V.(a)                                                                2,639
    64,200   FMC Corp.                                                                        2,864
                                                                                           --------
                                                                                              5,503
                                                                                           --------
             DIVERSIFIED METALS & MINING (0.9%)
   254,000   BHP Billiton plc(a)                                                              4,328
                                                                                           --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (1.0%)
    20,900   Potash Corp. of Saskatchewan, Inc.                                               1,573
    17,100   Syngenta AG(a)                                                                   3,309
                                                                                           --------
                                                                                              4,882
                                                                                           --------
             INDUSTRIAL GASES (0.4%)
    23,800   Air Liquide S.A.(a)                                                              1,735
                                                                                           --------
             PAPER PACKAGING (0.6%)
   582,000   Amcor Ltd.(a)                                                                    1,975
   341,000   Overseas Chinese Town Asia Holdings Ltd.(a)                                      1,147
                                                                                           --------
                                                                                              3,122
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             SPECIALTY CHEMICALS (0.4%)
    62,900   Koninklijke DSM N.V.(a)                                                       $  1,511
     6,700   Wacker Chemie AG(a)                                                                479
                                                                                           --------
                                                                                              1,990
                                                                                           --------
             STEEL (0.5%)
   117,150   ThyssenKrupp AG(a)                                                               2,380
                                                                                           --------
             Total Materials                                                                 25,654
                                                                                           --------
             TELECOMMUNICATION SERVICES (5.8%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (3.8%)
   156,900   Chunghwa Telecom Co. Ltd. ADR                                                    2,360
   136,500   France Telecom S.A.(a)                                                           3,082
   241,763   Hellenic Telecommunications Organization S.A. (OTE)(a)                           3,644
   446,300   Telefonica S.A.(a)                                                               7,939
   205,900   Windstream Corp.                                                                 1,787
                                                                                           --------
                                                                                             18,812
                                                                                           --------
             WIRELESS TELECOMMUNICATION SERVICES (2.0%)
   244,800   America Movil S.A.B. de C.V. ADR "L"                                             6,979
    14,800   Mobistar S.A.(a)                                                                 1,089
   177,117   MTN Group Ltd.(a)                                                                1,683
                                                                                           --------
                                                                                              9,751
                                                                                           --------
             Total Telecommunication Services                                                28,563
                                                                                           --------
             UTILITIES (4.9%)
             ----------------
             ELECTRIC UTILITIES (2.5%)
   715,900   Enel S.p.A.(a)                                                                   4,013
   109,500   Tohoku Electric Power Co., Inc.(a)                                               2,814
   177,700   Tokyo Electric Power Co., Inc.(a)                                                5,553
                                                                                           --------
                                                                                             12,380
                                                                                           --------
             GAS UTILITIES (0.4%)
    69,800   AGL Resources, Inc.                                                              2,152
                                                                                           --------
             MULTI-UTILITIES (2.0%)
    31,200   DTE Energy Co.                                                                   1,077
    64,000   Gaz de France S.A.(a)                                                            2,456
    80,650   RWE AG(a)                                                                        6,266
                                                                                           --------
                                                                                              9,799
                                                                                           --------
             Total Utilities                                                                 24,331
                                                                                           --------
             Total Common Stocks (cost: $555,425)                                           479,466
                                                                                           --------

================================================================================

20  | USAA CAPITAL GROWTH FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             PREFERRED SECURITIES (1.1%)

             FINANCIALS (0.5%)
             -----------------
             DIVERSIFIED BANKS (0.5%)
    42,700   Uniao De Bancos Brasileiros S.A. (Unibanco) GDR                               $  2,403
                                                                                           --------

             MATERIALS (0.6%)
             ----------------
             STEEL (0.6%)
   473,100   Gerdau S.A.                                                                      3,065
                                                                                           --------
             Total Preferred Securities (cost: $6,086)                                        5,468
                                                                                           --------
             Total Equity Securities (cost: $561,511)                                       484,934
                                                                                           --------

             MONEY MARKET INSTRUMENTS (4.7%)

             MONEY MARKET FUNDS (4.7%)
23,280,014   State Street Institutional Liquid Reserve Fund, 1.12%(b)
             (cost: $23,280)                                                                 23,280
                                                                                           --------

             TOTAL INVESTMENTS (COST: $584,791)                                            $508,214
                                                                                           ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 51.6% of net assets at January 31, 2009.

o   PORTFOLIO DESCRIPTIONS ABBREVIATIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o   SPECIFIC NOTES

    (a) Security was fair valued at January 31, 2009, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

    (b) Rate represents the money market fund annualized seven-day yield at January 31, 2009.

      *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

22  | USAA CAPITAL GROWTH FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $584,791)             $ 508,214
  Cash denominated in foreign currencies (identified cost of $223)                215
  Receivables:
     Capital shares sold                                                        1,412
     USAA Investment Management Company (Note 6D)                                 616
     Dividends and interest                                                       589
     Securities sold                                                           15,936
     Other                                                                         19
                                                                            ---------
         Total assets                                                         527,001
                                                                            ---------
LIABILITIES
  Payables:
     Securities purchased                                                      33,249
     Capital shares redeemed                                                      451
  Unrealized depreciation on foreign currency contracts held, at value            115
  Accrued management fees                                                         313
  Accrued transfer agent's fees                                                    46
  Other accrued expenses and payables                                             112
                                                                            ---------
         Total liabilities                                                     34,286
                                                                            ---------
              Net assets applicable to capital shares outstanding           $ 492,715
                                                                            =========
NET ASSETS CONSIST OF:
  Paid-in capital                                                           $ 919,495
  Accumulated undistributed net investment income                               1,089
  Accumulated net realized loss on investments                               (351,253)
  Net unrealized depreciation of investments                                  (76,577)
  Net unrealized depreciation of foreign currency translations                    (39)
                                                                            ---------
              Net assets applicable to capital shares outstanding           $ 492,715
                                                                            =========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                                 108,427
                                                                            =========
     Net asset value, redemption price, and offering price per share        $    4.54
                                                                            =========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $450)                         $   7,888
   Interest                                                                        199
   Securities lending (net)                                                         41
                                                                             ---------
          Total income                                                           8,128
                                                                             ---------
EXPENSES
   Management fees                                                               2,300
   Administration and servicing fees                                               463
   Transfer agent's fees                                                         1,838
   Custody and accounting fees                                                     116
   Postage                                                                         100
   Shareholder reporting fees                                                       39
   Trustees' fees                                                                    6
   Registration fees                                                                45
   Professional fees                                                                36
   Other                                                                             8
                                                                             ---------
          Total expenses                                                         4,951
   Expenses paid indirectly                                                         (2)
   Expenses reimbursed                                                          (1,163)
                                                                             ---------
          Net expenses                                                           3,786
                                                                             ---------
NET INVESTMENT INCOME                                                            4,342
                                                                             ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized loss on:
      Investments                                                             (273,912)
      Foreign currency transactions                                               (986)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                              (70,663)
      Foreign currency translations                                                (30)
                                                                             ---------
          Net realized and unrealized loss                                    (345,591)
                                                                             ---------
   Decrease in net assets resulting from operations                          $(341,249)
                                                                             =========

See accompanying notes to financial statements.

================================================================================

24  | USAA CAPITAL GROWTH FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2009 (unaudited), and year ended
July 31, 2008

--------------------------------------------------------------------------------

                                                                    1/31/2009       7/31/2008
---------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                             $   4,342       $   9,062
  Net realized loss on investments                                   (273,912)        (61,633)
  Net realized loss on foreign currency transactions                     (986)           (472)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                      (70,663)        (25,000)
     Foreign currency translations                                        (30)            (13)
                                                                    -------------------------
     Decrease in net assets resulting from operations                (341,249)        (78,056)
                                                                    -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               (10,218)         (3,577)
  Net realized gains                                                        -         (48,505)
                                                                    -------------------------
     Distributions to shareholders                                    (10,218)        (52,082)
                                                                    -------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                           108,956         550,617
  Reinvested dividends                                                 10,132          51,576
  Cost of shares redeemed                                             (92,116)       (195,662)
                                                                    -------------------------
     Increase in net assets from capital share transactions            26,972         406,531
                                                                    -------------------------
  Net increase (decrease) in net assets                              (324,495)        276,393
NET ASSETS
  Beginning of period                                                 817,210         540,817
                                                                    -------------------------
  End of period                                                     $ 492,715       $ 817,210
                                                                    =========================
Accumulated undistributed net investment income:
  End of period                                                     $   1,089       $   6,965
                                                                    =========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                          18,618          62,537
  Shares issued for dividends reinvested                                2,098           5,650
  Shares redeemed                                                     (15,784)        (22,607)
                                                                    -------------------------
     Increase in shares outstanding                                     4,932          45,580
                                                                    =========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting

================================================================================

26  | USAA CAPITAL GROWTH FUND

================================================================================

        the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

        consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

28  | USAA CAPITAL GROWTH FUND

================================================================================

    that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

    The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used to value the Fund's assets as of January 31, 2009:

    VALUATION INPUTS                                   INVESTMENTS IN SECURITIES
    ----------------------------------------------------------------------------
    Level 1 -- Quoted Prices                                  $288,280,000

    Level 2 -- Other Significant Observable Inputs             219,934,000

    Level 3 -- Significant Unobservable Inputs                           -
    ----------------------------------------------------------------------------
    Total                                                     $508,214,000
    ----------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of January 31, 2009, the Fund did not invest in any repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from

================================================================================

30  | USAA CAPITAL GROWTH FUND

================================================================================

    changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2009, these custodian and other bank credits reduced the Fund's expenses by $2,000.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2009, the Fund paid CAPCO facility fees of $1,000, which represents 1.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2009.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2009, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended January 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2005, through July 31, 2008, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

================================================================================

32  | USAA CAPITAL GROWTH FUND

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2009, were $899,202,000 and $869,407,000, respectively.

As of January 31, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2009, were $6,198,000 and $82,775,000, respectively, resulting in net unrealized depreciation of $76,577,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2009, the Fund received securities-lending income of $41,000, which is net of the 20% income retained by Wachovia. As of January 31, 2009, the Fund had no securities out on loan.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Global Funds Index over the performance period. The Lipper Global Funds Index tracks the total return performance of the 30 largest funds within the Lipper Global Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS
    ----------------------------------------------------------------------------
    +/- 1.00% to 4.00%                   +/- 0.04%

    +/- 4.01% to 7.00%                   +/- 0.05%

    +/- 7.01% and greater                +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

================================================================================

34  | USAA CAPITAL GROWTH FUND

================================================================================

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment, in the case of overperformance, or a negative adjustment, in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the applicable Lipper index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended January 31, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $2,300,000, which is net of a less than (0.01)% performance adjustment of $(12,000).

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with Batterymarch Financial Management, Inc. (Batterymarch), under which Batterymarch directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Batterymarch a subadvisory fee based on the aggregate net assets that Batterymarch manages in the USAA Cornerstone Strategy Fund and the USAA Capital Growth Fund combined, in the annual amount of 0.25% of the first $250 million of assets, 0.21% on assets over $250 million and up to $500 million, and 0.17% on assets over $500 million. For the six-month period ended January 31, 2009, the Manager incurred subadvisory fees for the Fund, paid or payable to Batterymarch, of $613,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $463,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2009, the Fund reimbursed the Manager $5,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager had voluntarily agreed to limit the annual expenses of the Fund to 1.20% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, through November 30, 2008. Effective December 1, 2008, the Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.30% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. The Manager may modify or terminate this voluntary agreement at any time. For the six-month period ended January 31, 2009, the Fund incurred reimbursable expenses of $1,163,000, of which $616,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,838,000.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

================================================================================

36  | USAA CAPITAL GROWTH FUND

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                 JANUARY 31,                           YEAR ENDED JULY 31,
                                ----------------------------------------------------------------------------------
                                    2009           2008           2007           2006           2005          2004
                                ----------------------------------------------------------------------------------
Net asset value at
 beginning of period            $   7.90       $   9.34       $   8.56       $   7.81       $   6.27       $  5.42
                                ----------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment
  income (loss)                      .04            .08            .04            .05           (.04)(a)      (.02)(a)
 Net realized and
  unrealized gain (loss)           (3.30)          (.80)          1.91            .87           1.58(a)        .87(a)
                                ----------------------------------------------------------------------------------
Total from investment
 operations                        (3.26)          (.72)          1.95            .92           1.54(a)        .85(a)
                                ----------------------------------------------------------------------------------
Less distributions from:
 Net investment income              (.10)          (.05)          (.05)             -              -             -
 Realized capital gains                -           (.67)         (1.12)          (.17)             -             -
                                ----------------------------------------------------------------------------------
Total distributions                 (.10)          (.72)         (1.17)          (.17)             -             -
                                ----------------------------------------------------------------------------------
Net asset value at
 end of period                  $   4.54       $   7.90       $   9.34       $   8.56       $   7.81       $  6.27
                                ==================================================================================
Total return (%)*                 (41.38)         (8.80)         24.24(e)       11.92          24.56         15.68
Net assets at
 end of period (000)            $492,715       $817,210       $540,817       $151,754       $115,515       $79,026
Ratios to average
 net assets:**
 Expenses (%)(c),(d)                1.23(b)        1.20           1.16(e)        1.00           1.00          1.00
 Expenses, excluding
  reimbursements (%)(c)             1.61(b)        1.41           1.47(e)        1.68           1.68          1.74
 Net investment
  income (loss) (%)                 1.41(b)        1.26            .83            .56           (.62)         (.34)
Portfolio turnover (%)               142            210            223            240            166           195

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2009, average net assets were $610,408,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                    (.00%)(+)      (.00%)(+)      (.00%)(+)      (.00%)(+)      (.05%)        (.09%)
    (+)Represents less than 0.01% of average net assets.
(d) Effective December 1, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.30%
    of the Fund's average net assets; prior to December 1, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.20% of the Fund's average net assets from December 1, 2006, through November 30,
    2008. Prior to December 1, 2006, the voluntary expense limit was 1.00%.
(e) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

================================================================================

38  | USAA CAPITAL GROWTH FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2008, through January 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

                                                           EXPENSE EXAMPLE |  39

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                       EXPENSES PAID
                                   BEGINNING            ENDING         DURING PERIOD*
                                 ACCOUNT VALUE      ACCOUNT VALUE     AUGUST 1, 2008 -
                                AUGUST 1, 2008    JANUARY 31, 2009    JANUARY 31, 2009
                                ------------------------------------------------------
Actual                             $1,000.00         $  586.20**           $4.92**

Hypothetical
 (5% return before expenses)        1,000.00          1,019.00**            6.26**

 * Expenses are equal to the Fund's annualized expense ratio of 1.23%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (41.38)% for the six-month period of August 1, 2008, through January 31, 2009.
** The Fund's annualized expense ratio of 1.23% above reflects a change effective December 1, 2008, in the rate of the Manager's voluntary expense limitation for the Fund from 1.20% to 1.30% of the Fund's average annual net assets. Had the expense limitation of 1.30% been in effect for the entire six-month period of August 1, 2008, through January 31, 2009, the values in the table above would be as shown below.

                                                                       EXPENSES PAID
                                   BEGINNING            ENDING         DURING PERIOD*
                                 ACCOUNT VALUE      ACCOUNT VALUE     AUGUST 1, 2008 -
                                AUGUST 1, 2008    JANUARY 31, 2009    JANUARY 31, 2009
                                ------------------------------------------------------
Actual                             $1,000.00         $  585.50             $5.20

Hypothetical
 (5% return before expenses)        1,000.00          1,018.65              6.61

================================================================================

40  | USAA CAPITAL GROWTH FUND

================================================================================

TRUSTEES                              Christopher W. Claus
                                      Barbara B. Dreeben
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                        USAA Investment Management Company
INVESTMENT ADVISER,                   P.O. Box 659453
UNDERWRITER, AND                      San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "Products & Services"
SELF-SERVICE 24/7                     click "Investments," then
AT usaa.com                           "Mutual Funds"

OR CALL                               Under "My Accounts" go to
(800) 531-USAA                        "Investments." View account balances,
         (8722)                       or click "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

                                                        [LOGO OF RECYCLED PAPER]

                                                                Recycled
                                                                 Paper

================================================================================

    USAA
    9800 Fredericksburg Road                                      --------------
    San Antonio, TX 78288                                            PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------
>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    36843-0309                               (C)2009, USAA. ALL RIGHTS RESERVED.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2009

By:*     CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    03/31/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/02/2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    03/31/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.